Events after the reporting period - Additional Information (Details) € in Millions	Jan. 23, 2023 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Minimum guarantee and spend commitments	€ 116
Term of minimum guarantee and spend commitments in license agreements	3 years
Minimum | Reduction in employee base
Disclosure of non-adjusting events after reporting period [line items]
Expected severance cost	€ 35
Maximum | Reduction in employee base
Disclosure of non-adjusting events after reporting period [line items]
Expected severance cost	€ 45